Subsequent Events - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions								1 Months Ended	12 Months Ended
	Feb. 28, 2025	Jan. 01, 2025	Nov. 29, 2024	Nov. 26, 2024	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 01, 2025	Jan. 02, 2025
Subsequent Event [Line Items]
Payments of Ordinary Dividends, Common Stock									$ 195.0	$ 40.3	$ 40.0
Preference shares liquidation preference, value				$ 225.0	$ 250.0
Forecast | California Wildfires | Minimum
Subsequent Event [Line Items]
Loss contingency, estimate of possible loss												$ 50.0
Forecast | California Wildfires | Maximum
Subsequent Event [Line Items]
Loss contingency, estimate of possible loss												$ 75.0
5.950% Preference Shares (AHL PRC)
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage			5.95%				5.95%		5.95%	5.95%
Redemption price per share							$ 25		$ 25	$ 25
Preference shares liquidation preference, value							$ 275.0
5.625% Preference Shares (AHL PRD)
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage						5.625%			5.625%	5.625%
Redemption price per share						$ 25			$ 25	$ 25
Preference shares liquidation preference, value						$ 250.0
5.625% Preference Shares (AHL PRE)
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage					5.625%				5.625%	5.625%
Depositary share interest of 1/1000th in each 5.625%					0.001%
Depositary share dividend									$ 1.40624
Redemption price per share					$ 25				$ 25,000	$ 25,000
7.00% Preference Shares, rep by Dep Shares (AHL PRF)
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage				7.00%					7.00%	7.00%
Depositary share interest of 1/1000th in each 5.625%				0.001%
Redemption price per share				$ 25					$ 25,000	$ 25,000
Subsequent Event | California Wildfires | Minimum
Subsequent Event [Line Items]
Loss contingency industry amount incurred								$ 35,000.0
Subsequent Event | California Wildfires | Maximum
Subsequent Event [Line Items]
Loss contingency industry amount incurred								$ 45,000.0
Subsequent Event | 5.950% Preference Shares (AHL PRC)
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage		5.95%
Redemption price per share													$ 25
Preference shares liquidation preference, value													$ 275.0
Subsequent Event | 5.625% Preference Shares (AHL PRD)
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage	5.625%
Dividend, in usd per share	$ 0.3516
Subsequent Event | 5.625% Preference Shares (AHL PRD) | S2025Q1SeriesEDividends
Subsequent Event [Line Items]
Payable Date	Apr. 01, 2025
Dividends Payable, Date Declared	Mar. 15, 2025
Subsequent Event | 5.625% Preference Shares (AHL PRE)
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage	5.625%
Dividend, in usd per share	$ 351.56
Depositary share interest of 1/1000th in each 5.625%	0.001%
Depositary share dividend	$ 0.3516
Subsequent Event | 5.625% Preference Shares (AHL PRE) | S2025Q1SeriesFDividends
Subsequent Event [Line Items]
Payable Date	Apr. 01, 2025
Dividends Payable, Date Declared	Mar. 15, 2025
Subsequent Event | 7.00% Preference Shares, rep by Dep Shares (AHL PRF)
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage	7.00%
Dividend, in usd per share	$ 612.50
Depositary share interest of 1/1000th in each 7.00%	0.001%
Depositary share dividend	$ 0.6125
Subsequent Event | 7.00% Preference Shares, rep by Dep Shares (AHL PRF) | S2025Q1SeriesGDividends
Subsequent Event [Line Items]
Payable Date	Apr. 01, 2025
Dividends Payable, Date Declared	Mar. 31, 2025